Label	Element	Value
Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Government Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Government Portfolio is a money market fund, which seeks a high level of current income and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Government Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2017
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursement in this fee table does not correlate to the expense ratio in the Government Portfolio’s financial highlights because the Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursement have been restated to reflect expenses expected to be incurred for the Portfolio for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Government Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Government Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Government Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Government Portfolio seeks to invest at least 99.5% of the Government Portfolio’s total assets in in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Portfolio’s will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The securities purchased by the Government Portfolio are subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act (“Rule 2a-7”), and other rules of the Securities and Exchange Commission (the “SEC”). The Portfolio will only purchase securities that present minimal credit risk as determined by the Investment Advisor, pursuant to guidelines approved by the Fund’s Board. The U.S. Government securities in which the Portfolio invests may include variable and floating rate instruments, and the Fund may transact in U.S. Government securities on a when-issued and delayed delivery basis.

The Government Portfolio will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Portfolio, and the Portfolio will not change the policy without providing Participation Certificate holders with at least 60 days’ prior notice of any change in the policy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Government Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. The following is a summary description of principal risks of investing in the Portfolio.

Credit Risk. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

Income Risk.  The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period holders own an interest in the Portfolio.

Market Risk and Selection Risk.  Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, therelevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Regulatory Risk. On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Portfolio’s investment strategies, fees and expenses, portfolio and Participation Certificate liquidity and return potential.

Repurchase Agreement Risk.  The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Treasury Obligations Risk.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period an investor owns Participation Certificates of the Portfolio.

U.S. Government Obligations Risk.  Certain securities in which the Portfolio may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Variable and Floating Rate Investment Risk.  The absence of an active market for these securities could make it difficult for a Portfolio to dispose of them if the issuer defaults.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk.  When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the performance of the Government Portfolio, and indicate the risks of investing in the Portfolio by showing the historical return volatility associated with an investment in the Portfolio. The bar chart shows how the annual total returns of this Portfolio have varied from year to year for the last ten years. The table shows this Portfolio’s average annualized returns for one, five and ten year periods ended December 31, 2015. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Government Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com or by calling 800-621-9215.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the performance of the Government Portfolio, and indicate the risks of investing in the Portfolio by showing the historical return volatility associated with an investment in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-621-9215
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pif.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Government Portfolio does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Government Portfolio Annual Total Returns for Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest quarterly return for the Government Portfolio was 1.33% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.002% (for the quarter ended June 30, 2015).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.002%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Government Portfolio seven-day average yield as of December 31, 2015 was 0.20%. You may obtain this Portfolio’s current seven-day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621-9215.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2015):
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	seven-day average yield as of December 31, 2015
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-621-9215
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.20%
Government Portfolio | Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.34%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.10%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 10
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	85
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	167
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 408
Annual Return 2006	rr_AnnualReturn2006	5.06%
Annual Return 2007	rr_AnnualReturn2007	5.15%
Annual Return 2008	rr_AnnualReturn2008	1.92%
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.09%
Annual Return 2011	rr_AnnualReturn2011	0.03%
Annual Return 2012	rr_AnnualReturn2012	0.09%
Annual Return 2013	rr_AnnualReturn2013	0.03%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.02%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.23%

[1]	BlackRock Advisors, LLC (the "Investment Advisor") has contractually agreed to waive its fees such that the Government Portfolio's ordinary operating expenses do not exceed 0.30% of the Portfolio's average daily net assets. In addition, the Investment Advisor and BCS Financial Services Corporation (the "Administrator") have further agreed to waive their fees such that the Portfolio's ordinary operating expenses do not exceed 0.10% of the Portfolio's average daily net assets. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2017, without the consent of the Board of Trustees of the Fund ("Board"). The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2017, but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance.
[2]	The Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursement in this fee table does not correlate to the expense ratio in the Government Portfolio's financial highlights because the Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursement have been restated to reflect expenses expected to be incurred for the Portfolio for the current fiscal year.